Net Earnings (Loss) Per Share Attributable to Ordinary Shareholders (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Allocation of net profit (loss)	$ (74,933)	$ 3,914	$ (7,544)
Net income allocated to preferred shareholders	0	3,189	0
Allocation of net profit (loss) attributable to Ordinary shareholders	$ (74,933)	$ 725	$ (7,544)
Denominator:
Weighted-average shares used in computing net profit (loss) per share attributable to Ordinary shareholders	101,737,026	21,120,208	19,654,276
Basic net profit (loss) per share attributable to Ordinary shareholders	$ (0.74)	$ 0.03	$ (0.38)
Numerator:
Allocation of net profit (loss) attributable for diluted computation	$ (74,933)	$ 725	$ (7,544)
Denominator:
Shares used in computing net earnings per share of ordinary share, basic	101,737,026	21,120,208	19,654,276
Weighted average effect of dilutive securities - effect of stock-based awards	0	7,517,593	0
Weighted-average shares used in computing net profit (loss) per share attributable to Ordinary shareholders	101,737,026	28,637,801	19,654,276
Diluted net profit (loss) per share attributable to ordinary shareholders	$ (0.74)	$ 0.03	$ (0.38)